Investment (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reserve Quantities [Line Items]
Net income	R$ 2,837,422	R$ 1,670,755	R$ 2,957,174
Equity in earning	R$ 12,160,035	R$ 11,514,879
I-Systems [member]
Reserve Quantities [Line Items]
Number of share held	1,794,287,995	1,794,287,995
Interest in total capital	49.00%	49.00%
Subsidiary shareholders equity	R$ 1,385,241	R$ 1,422,034
Net income	(182,255)	(125,687)
Equity in earning	(89,304)	(61,587)
Amount of investment	R$ 1,450,812	R$ 1,540,116